November 2002

Report to Fellow Shareholders:

For the six months ended September 30, 2002, Nicholas Fund was down 21.46%, while the S&P 500 Index was down 28.35%. Similarly, for the first nine months of calendar year 2002, the Fund declined 22.51% compared to a 28.15% drop for the S&P 500 Index. The Fund’s cash position was 15.59% at September 30, 2002.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2002.

		Average Annual Total Return*
	9 Months	1 Year	5 Year	10 Year	15 Year	Life**
Nicholas Fund, Inc……………………………...………	(22.51)%	(11.36)%	(3.63)%	7.02%	8.35%	11.34%
Standard & Poor’s 500 Index………………………...	(28.15)%	(20.47)%	(1.62)%	8.99%	9.00%	10.32%
Consumer Price Index ………………………………	1.97%	1.52%	2.32%	2.51%	3.08%	4.92%
Ending value of $10,000 invested in Nicholas Fund, Inc. (Distributions Reinvested) ………………………	$7,749	$8,864	$8,310	$19,702	$33,307	$354,730

Economic conditions are soft and bumpy at the moment. Inflation remains subdued, and interest rates are at 40-year lows. Most economists believe the possibility of a "double-dip" recession in the United States is low. War with Iraq and/or terrorist attacks could change the economic outlook in the short run.

The stock market continues to suffer from post-bubble trauma. In fact, the current bear market is as bad or worse than the 1973-74 bear market. It has gone on longer and is just as severe. The worst part of the decline is probably over, but pockets of overvaluation persist.

In this volatile and uncertain market atmosphere, stock selection is paramount. As always, we are looking for stocks with strong long-term fundamentals and attractive valuations. Smaller, rather than larger companies, appeal to us, and we generally favor growth companies over cyclicals. Financials and health care meet these criteria. Our favorite thing to do is find special situation stocks. These would include stocks of lesser known companies, under researched companies, companies in unusual industries or market niches, out- of-favor companies and misunderstood companies.

It is with great sadness that we report the death of Melvin L. Schultz, long-time Director of Nicholas Fund, Nicholas II, Nicholas Limited Edition, Nicholas Equity Income, Nicholas Income and Nicholas Money Market Fund. Mel was a thoughtful, conscientious participant in our Board discussions, always concerned about the best interest of shareholders.

He was a wonderful friend and counselor, and will be sorely missed.

Thank you for your continued support.

Sincerely,

Albert O. Nicholas                                   David O. Nicholas

Co-Portfolio Manager                             Co-Portfolio Manager

*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions.

Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**Date of initial public offering was July 14, 1969. Life of the Fund as of September 30, 2002 was 33.2 years. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------
                                             Six Months                  Year ended March 31,
                                          Ended 09/30/2002  ----------------------------------------------
                                            (unaudited)      2002      2001      2000      1999      1998
                                          ----------------  ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD.....     $53.74        $54.11    $84.56    $85.20    $93.98    $67.11
     INCOME (LOSS) FROM
      INVESTMENT OPERATIONS
     Net investment income...............        .08           .12       .20       .39       .51       .36
     Net gain (loss) on securities
      (realized and unrealized)..........     (11.61)         (.26)   (11.21)     5.22      (.43)    32.67
                                              ------        ------    ------    ------    ------    ------
          Total from investment
           operrations...................     (11.53)         (.14)   (11.01)     5.61       .08     33.03
                                              ------        ------    ------    ------    ------    ------
     LESS DISTRIBUTIONS
     From net investment income..........         --          (.23)     (.19)     (.31)     (.59)     (.36)
     From net capital gain...............         --            --    (19.25)    (5.94)    (8.27)    (5.80)
                                              ------        ------    ------    ------    ------    ------
          Total distributions............         --          (.23)   (19.44)    (6.25)    (8.86)    (6.16)
                                              ------        ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD...........     $42.21        $53.74    $54.11    $84.56    $85.20    $93.98
                                              ------        ------    ------    ------    ------    ------
                                              ------        ------    ------    ------    ------    ------
TOTAL RETURN.............................   (21.46)%*       (.25)%  (16.74)%     6.75%      .13%    50.98%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....   $2,193.4      $2,995.3  $3,475.0  $4,900.9  $5,619.4  $5,907.2
Ratio of expenses to average net assets..       .74%**        .73%      .72%      .73%      .71%      .71%
Ratio of net investment income
 to average net assets...................       .37%**        .22%      .30%      .46%      .58%      .44%
Portfolio turnover rate..................     30.42%**      39.48%    40.64%    39.72%    25.04%    17.01%
  * Not annualized.
 ** Annualized.

The accompanying notes to financial statements are an integral part of these statements.
------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2002 (unaudited)
------------------------------------------------------------------------------
                                                   Percentage
                                                  of Net Assets
                                                  -------------
Berkshire Hathaway Inc. - Class A .............        5.29%
Mercury General Corporation ...................        4.81%
Protective Life Corporation ...................        3.58%
Health Management Associates, Inc. - Class A ..        3.11%
Fifth Third Bancorp ...........................        2.80%
Alberto-Culver Company - Class A ..............        2.67%
Marshall & Ilsley Corporation .................        2.61%
Guidant Corporation ...........................        2.47%
Clear Channel Communications, Inc. ............        2.36%
Vulcan Materials Company ......................        2.21%
                                                       -----
Total of top ten                                      31.91%
                                                      ------
                                                      ------
Schedule of Investments
September 30, 2002 (unaudited)
-------------------------------------------------------------------------------------------------------
  Shares or
  Principal
   Amount                                                  Value
-------------                                          --------------
COMMON STOCKS - 84.42%
              Consumer Discretionary-
               Hotels, Restaurants & Leisure - 1.95%
    550,000   Outback Steakhouse, Inc. *               $   15,114,000
  1,000,000   Yum! Brands, Inc. *                          27,710,000
                                                       --------------
                                                           42,824,000
                                                       --------------
              Consumer Discretionary-Media - 6.86%
  1,487,600   Clear Channel Communications, Inc. *         51,694,100
  3,525,200   General Motors Corporation - Class H *       32,255,580
  1,750,000   Interpublic Group of
               Companies, Inc. (The)                       27,737,500
  5,400,000   Liberty Media Corporation - Class A *        38,772,000
                                                       --------------
                                                          150,459,180
                                                       --------------
              Consumer Discretionary-
               Retailing - 5.44%
  3,000,000   Dollar General Corporation                   40,260,000
    100,000   Kohl's Corporation *                          6,081,000
    150,000   O'Reilly Automotive, Inc. *                   4,293,000
  1,215,000   Office Depot, Inc. *                         14,993,100
  1,200,000   TJX Companies, Inc. (The)                    20,400,000
  1,721,000   USA Interactive *                            33,352,980
                                                       --------------
                                                          119,380,080
                                                       --------------
              Consumer Staples-Food,
               Beverage & Tobacco - 0.21%
    200,000   Constellation Brands, Inc. - Class A *        4,620,000
                                                       --------------
              Consumer Staples-Food &
               Drug Retailing - 3.73%
  1,115,000   CVS Corporation                              28,265,250
    600,000   Hormel Foods Corporation                     13,128,000
  2,000,000   Kroger Co. (The) *                           28,200,000
    400,000   Walgreen Co.                                 12,304,000
                                                       --------------
                                                           81,897,250
                                                       --------------
              Consumer Staples-Products - 4.26%
  1,270,600   Alberto-Culver Company - Class A             58,574,660
    900,000   Philip Morris Companies Inc.                 34,920,000
                                                       --------------
                                                           93,494,660
                                                       --------------
              Financials-Banks - 7.52%
  1,003,218   Fifth Third Bancorp                          61,427,038
  2,054,126   Marshall & Ilsley Corporation                57,289,574
    450,000   U.S. Bancorp                                  8,361,000
  1,202,000   Washington Mutual, Inc.                      37,826,940
                                                       --------------
                                                          164,904,552
                                                       --------------
              Financials-Diversified - 2.52%
    574,000   Affiliated Managers Group, Inc. *            25,606,140
    950,000   American Express Company                     29,621,000
                                                       --------------
                                                           55,227,140
                                                       --------------
              Financials-Insurance - 15.31%
      1,569   Berkshire Hathaway Inc. - Class A *         115,949,100
  2,467,500   Mercury General Corporation                 105,609,000
  2,549,900   Protective Life Corporation                  78,460,423
  1,053,000   W. R. Berkley Corporation                    35,802,000
                                                       --------------
                                                          335,820,523
                                                       --------------
              Health Care-Equipment - 7.22%
  2,582,400   Apogent Technologies Inc. *                  48,187,584
    545,000   Baxter International Inc.                    16,649,750
  1,674,000   Guidant Corporation *                        54,086,940
    936,196   Medtronic, Inc.                              39,432,576
                                                       --------------
                                                          158,356,850
                                                       --------------
              Health Care-Pharmaceuticals
               & Biotechnology - 5.58%
    797,200   Abbott Laboratories                          32,206,880
    450,000   Bristol-Myers Squibb Company                 10,710,000
    425,000   Eli Lilly and Company                        23,519,500
  1,100,000   Pfizer Inc.                                  31,922,000
    756,000   Wyeth                                        24,040,800
                                                       --------------
                                                          122,399,180
                                                       --------------
              Health Care-Services - 8.16%
    671,087   Cardinal Health, Inc.                        41,741,611
  3,372,037   Health Management Associates, Inc.
               - Class A                                   68,182,588
    700,000   Renal Care Group, Inc. *                     23,023,000
    900,000   Universal Health Services,
               Inc. - Class B *                            46,035,000
                                                       --------------
                                                          178,982,199
                                                       --------------
              Industrials-Capital Goods - 2.85%
    317,000   Fastenal Company                             10,010,860
    450,000   General Dynamics Corporation                 36,598,500
  1,810,400   Vishay Intertechnology, Inc. *               15,931,520
                                                       --------------
                                                           62,540,880
                                                       --------------
              Industrials-Commercial
               Services & Supplies - 5.26%
    340,700   Automatic Data Processing, Inc.              11,846,139
    450,000   Central Parking Corporation                   9,063,000
    482,350   Cintas Corporation                           20,220,112
    400,000   Concord EFS, Inc. *                           6,352,000
  1,000,000   H&R Block, Inc.                              42,010,000
    885,000   Manpower Inc.                                25,965,900
                                                       --------------
                                                          115,457,151
                                                       --------------
              Information Technology-Hardware - 0.70%
    943,100   Plantronics, Inc. *                          15,372,530
                                                       --------------
              Information Technology-
               Software & Services - 1.64%
  1,196,300   Accenture Ltd *                              17,083,164
    560,000   Check Point Software
               Technologies Ltd. *                          7,694,400
    800,000   Electronic Data Systems Corporation          11,184,000
                                                       --------------
                                                           35,961,564
                                                       --------------
              Materials - 3.44%
    626,600   OM Group, Inc.                               26,818,480
  1,342,000   Vulcan Materials Company                     48,526,720
                                                       --------------
                                                           75,345,200
                                                       --------------
              Utilities - 1.77%
  1,301,860   Kinder Morgan Management, LLC *              38,730,326
                                                       --------------
                 TOTAL COMMON STOCKS
                  (cost $1,508,975,201)                 1,851,773,265
                                                       --------------
SHORT-TERM INVESTMENTS - 16.22%
              Commercial Paper - 15.92%
$ 7,000,000   General Electric Capital Corporation
               10/01/02, 1.74%                           $  7,000,000
  5,500,000   Fiserv, Inc.
               10/02/02, 2.10%                              5,499,679
  2,500,000   Fiserv, Inc.
               10/02/02, 2.10%                              2,499,854
  7,000,000   Sears Roebuck Acceptance Corporation
               10/02/02, 2.03%                              6,999,605
  9,000,000   American Express Credit Corporation
               10/03/02, 1.74%                              8,999,130
  2,000,000   Fiserv, Inc.
               10/04/02, 2.10%                              1,999,650
  3,500,000   General Electric Capital Corporation
               10/04/02, 1.74%                              3,499,493
 10,000,000   Wyeth
               10/04/02, 1.88%                              9,998,433
  9,000,000   General Motors Acceptance Corporation
               10/07/02, 2.00%                              8,997,000
  6,000,000   General Motors Acceptance Corporation
               10/08/02, 2.00%                              5,997,667
  4,000,000   Sears Roebuck Acceptance Corporation
               10/08/02, 2.06%                              3,998,398
  8,500,000   Wyeth
               10/09/02, 1.88%                              8,496,449
 10,000,000   General Electric Capital Corporation
               10/10/02, 1.70%                              9,995,750
  6,000,000   AIG Funding, Inc.
               10/11/02, 1.75%                              5,997,084
  2,000,000   Marcus Corporation (The)
               10/11/02, 2.15%                              1,998,805
  7,500,000   Wells Fargo Financial, Inc.
               10/15/02, 1.75%                              7,494,896
 10,000,000   General Electric Capital Corporation
               10/16/02, 1.70%                              9,992,917
  7,000,000   General Electric Capital Corporation
               10/17/02, 1.75%                              6,994,556
  6,472,000   Fiserv, Inc.
               10/18/02, 2.10%                              6,465,582
  6,000,000   Wyeth
               10/18/02, 1.88%                              5,994,673
  7,500,000   Wells Fargo Financial, Inc.
               10/21/02, 1.75%                              7,492,708
  9,400,000   Fiserv, Inc.
               10/22/02, 2.10%                              9,388,485
  6,000,000   Wyeth
               10/22/02, 1.88%                              5,993,420
  3,350,000   Fiserv, Inc.
               10/23/02, 2.10%                              3,345,701
  5,000,000   General Motors Acceptance Corporation
               10/23/02, 2.04%                              4,993,767
  4,500,000   Fiserv, Inc.
               10/24/02, 2.10%                              4,493,962
  4,000,000   Wyeth
               10/24/02, 1.92%                              3,995,093
 10,000,000   Dow Chemical Company
               10/25/02, 1.78%                              9,988,133
  3,000,000   Fiserv, Inc.
               10/28/02, 2.10%                              2,995,275
  6,000,000   General Electric Capital Corporation
               10/28/02, 1.76%                              5,992,080
 12,000,000   Wisconsin Energy Corporation
               10/28/02, 1.80%                             11,983,800
  9,000,000   Dow Chemical Company
               10/29/02, 1.77%                              8,987,610
  1,500,000   Fiserv, Inc.
               10/30/02, 2.10%                              1,497,462
  5,000,000   General Electric Capital Corporation
               10/30/02, 1.75%                              4,992,951
 15,000,000   Wells Fargo Financial, Inc.
               11/01/02, 1.74%                             14,977,525
  2,000,000   John Deere Capital Corporation
               11/04/02, 1.92%                              1,996,373
  7,000,000   John Deere Capital Corporation
               11/05/02, 1.90%                              6,987,070
  6,700,000   Wyeth
               11/05/02, 1.95%                              6,687,298
  6,000,000   Ford Motor Credit Company
               11/06/02, 2.02%                              5,987,880
  7,000,000   General Motors Acceptance Corporation
               11/06/02, 2.03%                              6,985,790
 10,000,000   ABN AMRO North America, Inc.
               11/07/02, 1.75%                              9,982,014
  5,000,000   U.S. Bancorp
               11/08/02, 1.73%                              4,990,869
  5,000,000   U.S. Bancorp
               11/12/02, 1.75%                              4,989,792
  4,000,000   John Deere Capital Corporation
               11/14/02, 1.92%                              3,990,760
 10,000,000   General Motors Acceptance Corporation
               11/15/02, 2.06%                              9,974,250
  6,200,000   Hitachi America Capital Ltd.
               11/19/02, 1.75%                              6,185,232
 10,000,000   Schering Corporation
               11/20/02, 1.73%                              9,975,972
  5,000,000   U.S. Bancorp
               11/20/02, 1.75%                              4,987,847
  5,000,000   General Electric Capital Corporation
               11/21/02, 1.75%                              4,987,604
 12,000,000   U.S. Bancorp
               11/25/02, 1.75%                             11,967,917
  2,500,000   General Motors Acceptance Corporation
               11/26/02, 2.04%                              2,492,067
  6,000,000   General Motors Acceptance Corporation
               11/26/02, 2.04%                              5,980,960
 10,000,000   U.S. Bancorp
               12/02/02, 1.76%                              9,969,689
                                                       --------------
                                                          349,156,977
                                                       --------------
              Variable Rate Demand Note - 0.30%
  6,530,537   U.S. Bank N.A.
               10/01/02, 1.56%                              6,530,537
                                                       --------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $355,687,514)                     355,687,514
                                                       --------------
                 TOTAL INVESTMENTS
                  (cost $1,864,662,715) - 100.64%       2,207,460,779
                                                       --------------
              LIABILITIES,
               NET OF OTHER ASSETS - (0.64)%              (14,027,577)
                                                       --------------
                 TOTAL NET ASSETS
                  (Basis of percentages
                  disclosed above) - 100%              $2,193,433,202
                                                       --------------
                                                       --------------

  * Nondividend paying security.
 The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
September 30, 2002 (unaudited)
-------------------------------------------------------------------------------
ASSETS
   Investments in securities at value (cost $1,864,662,715) .   $2,207,460,779
                                                                --------------
   Receivables --
      Investment securities sold.............................        3,470,505
      Dividends and interest.................................        1,296,794
                                                                --------------
               Total receivables.............................        4,767,299
                                                                --------------
               Total assets..................................    2,212,228,078
                                                                --------------
LIABILITIES
   Payables --
      Investment securities purchased........................       17,163,190
      Management fee ........................................        1,153,501
      Other payables and accrued expenses....................          478,185
                                                                --------------
               Total liabilities.............................       18,794,876
                                                                --------------
               Total net assets..............................   $2,193,433,202
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
   Paid in capital...........................................   $1,907,017,188
   Net unrealized appreciation on investments ...............      342,798,064
   Accumulated net realized loss on investments..............      (61,200,516)
   Accumulated undistributed net investment income ..........        4,818,466
                                                                --------------
                                                                $2,193,433,202
                                                                --------------
                                                                --------------
NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000
 shares authorized), offering price and redemption price
 ($2,193,433,202 / 51,966,702 shares outstanding)............           $42.21
                                                                        ------
                                                                        ------
The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the six months ended September 30, 2002 (unaudited)
-------------------------------------------------------------------------------
INCOME
   Dividend -
      Nonaffiliated issuers..................................  $   9,864,684
      Affiliated issuers (Note 4)............................      1,876,128
   Interest..................................................      2,660,152
                                                               -------------
      Total income...........................................     14,400,964
                                                               -------------
EXPENSES
   Management fee ...........................................      8,457,238
   Transfer agent fees ......................................        779,184
   Postage and mailing ......................................        167,359
   Custodian fees ...........................................         63,836
   Printing .................................................         26,997
   Telephone ................................................         21,076
   Pricing and accounting fees ..............................         20,297
   Registration fees ........................................         16,382
   Legal fees ...............................................         12,979
   Audit and tax consulting fees ............................          9,775
   Directors' fees ..........................................          5,000
   Other operating expenses .................................          2,375
                                                               -------------
      Total expenses ........................................      9,582,498
                                                               -------------
      Net investment income..................................      4,818,466
                                                               -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS
   Nonaffiliated issuers.....................................    (35,406,298)
   Affiliated issuers (Note 4)...............................     30,852,615
                                                               -------------
                                                                  (4,553,683)
                                                               -------------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.......   (620,450,761)
                                                              --------------
      Net realized and unrealized loss from investments......   (625,004,444)
                                                               -------------
      Net decrease in net assets resulting from operations...  $(620,185,978)
                                                               -------------
                                                               -------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2002 (unaudited) and the year ended March 31, 2002
------------------------------------------------------------------------------------------------------------
                                                                             Six Months
                                                                                Ended
                                                                             09/30/2002            2002
                                                                          ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income..............................................   $    4,818,466      $    6,996,164
    Net realized loss on investments...................................       (4,553,683)        (53,975,107)
    Net increase (decrease) in
     unrealized appreciation on investments............................     (620,450,761)         35,943,823
                                                                          --------------      --------------
              Net decrease in net assets resulting from operations.....     (620,185,978)        (11,035,120)
                                                                          --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net investment income............................               --         (14,150,892)
                                                                          --------------      --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued (974,527 and 1,166,722
     shares, respectively).............................................       47,267,832          62,341,136
    Reinvestment of distributions (0 and 234,032
     shares, respectively).............................................               --          12,805,850
    Cost of shares redeemed (4,742,314 and 9,883,807
     shares, respectively).............................................      (228,989,290)      (529,608,662)
                                                                           --------------     --------------
              Decrease in net assets derived from capital
               share transactions......................................      (181,721,458)      (454,461,676)
                                                                           --------------     --------------
              Total decrease in net assets.............................      (801,907,436)      (479,647,688)
                                                                           --------------     --------------
NET ASSETS
    Beginning of period ...............................................     2,995,340,638      3,474,988,326
                                                                           --------------     --------------
    End of period (including undistributed net investment income
     of $4,818,466 and $0, respectively) ..............................    $2,193,433,202     $2,995,340,638
                                                                           --------------     --------------
                                                                           --------------     --------------

    The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2002 (unaudited)
 ------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are generally recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of March 31, 2002, the Fund has a capital loss carryforward of
         $3,189,455 which expires in 2010. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the year ended March 31, 2002, the Fund realized post-October losses of $53,457,378, which for tax purposes, will be deferred and recognized in the following year.
    (e)  Dividends from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2002, no reclassifications were recorded.  The tax character of distributions paid during the six months ended September 30, 2002 and year ended
         March 31, 2002 were as follows:
                                           September 30,       March 31,
                                               2002              2002
                                           ------------       -----------
              Distributions paid from:
              Ordinary income ............ $         --       $14,150,892
                                           ------------       -----------
                                           ------------       -----------
         For the period ended September 30, 2002, there were no dividends paid from ordinary income; therefore, corporate shareholders are not able to take the dividends received deduction.
         As of September 30, 2002, investment cost for federal tax purposes was
         $1,864,662,715 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $  649,746,363
              Unrealized depreciation .......................   (306,948,299)
                                                              --------------
              Net unrealized appreciation ...................    342,798 064
              Undistributed ordinary income .................      4,818 466
              Accumulated long-term capital loss .............   (61,200,516)
              Paid in capital ...............................  1,907,017,188
                                                              --------------
              Net assets .................................... $2,193,433,202
                                                              --------------
                                                              --------------
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2002.
(3) Investment Transactions --
    For the period ended September 30, 2002, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $355,057,762 and $695,838,961, respectively.
(4) Transactions with Affiliates -
    Following is an analysis of fiscal 2003 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                                                                   Amount of
                                                                                                    Capital
                                                                                     Amount of    Gain/(Loss)
                                                                                     Dividends      Realized
                                                  Share Activity                     Credited       on Sale
                                         ------------------------------              to Income     of Shares
                                         Balance                          Balance    in Fiscal     in Fiscal
           Security Name                 03/31/02   Purchases    Sales    09/30/02     2003           2003
           -------------                 ---------  ---------  ---------  ---------  ----------   -----------
    Alberto-Culver Company - Class A (a) 1,270,600         --         --  1,270,600  $  228,708   $        --
    Mercury General Corporation (a)      3,211,900         --    744,400  2,467,500   1,647,420    30,852,615
                                                                                     ----------   -----------
                                                                                     $1,876,128   $30,852,615
                                                                                     ----------   -----------
    (a)  As of September 30, 2002, the Fund is no longer affiliated with this company.
(5) Change of Independent Auditors --
    On July 19, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the Fund.  Andersen's report for the Fund's financial statements for the periods ended March 31, 2002, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles.  In addition there have not been any disagreements with Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.
    The Funds Board of Directors appointed Ernst & Young LLP as independent auditors for the fiscal year ending March 31, 2003.
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                              Net Investment                       Dollar
                                   Net            Income       Capital Gain       Weighted        Growth of an
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    -------------    -------------    --------------   ---------------
July 14, 1969*...............   $ 6.59        $  --            $  --               --             $ 10,000
March 31, 1985...............    29.24         0.6420           1.5760            13.2 times        69,858
March 31, 1986...............    35.26         0.5750           0.6100            15.8              87,699
March 31, 1987...............    39.94         0.8820           0.1870            16.3             102,387
March 31, 1988...............    32.15         1.8400           4.0340            14.1              98,557
March 31, 1989...............    35.27         1.0250           0.4510            13.2             113,155
March 31, 1990...............    37.72         0.9240           1.0540            14.9             127,360
March 31, 1991...............    42.99         0.7900           0.2250            16.9             149,180
March 31, 1992...............    49.68         0.6790           0.8240            19.4             178,011
March 31, 1993...............    52.91         0.6790           2.0420            18.5             200,098
March 31, 1994...............    51.10         0.8175           1.0470            16.7             200,182
March 31, 1995...............    52.22         0.7070           3.3170            17.2             221,970
March 31, 1996...............    63.81         0.5650           4.0945            21.0             293,836
March 31, 1997..............     67.11         0.4179           5.3166            21.7             336,973
March 31, 1998...............    93.98         0.3616           5.8002            30.0             508,762
March 31, 1999...............    85.20         0.5880           8.2716            31.7             509,446
March 31, 2000...............    84.56         0.3114           5.9433            37.3             543,813
March 31, 2001...............    54.11         0.1900          19.2500            26.6             452,780
March 31, 2002...............    53.74         0.2360             --              23.8             451,627
September 30, 2002...........    42.21           --               --              17.3             354,730
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distibutions.

Range in quarter end price/earnings ratios since December 31, 1974
          High                          Low
      ---------------               ---------------
   March 31, 2000 37.3           March 31, 1982 8.3

AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                                           Nicholas Fund
                                                                     -----------------------
     $1,000 initial investment on                                    07-14-69*      09-30-92
     Number of years of investing $100 each month following
          the date of initial investment                                  33.2            10
     Total cash invested                                               $40,900       $13,000
     Total dividends and capital gains distributions reinvested       $367,574       $10,347
     Total full shares owned at 09/30/02                                12,639           360
     Total market value at 09/30/02                                   $533,528       $15,225
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes einvestment of all distributions.
* Date of initial public offering.

                      Officers and Directors
             ALBERT O. NICHOLAS, President and Director
                     ROBERT H. BOCK, Director
                    JAY H. ROBERTSON, Director
             DAVID L. JOHNSON, Executive Vice President
      THOMAS J. SAEGER, Executive Vice President and Secretary
              DAVID O. NICHOLAS, Senior Vice President
              LYNN S. NICHOLAS, Senior Vice President
        JEFFREY T. MAY, Senior Vice President and Treasurer
                   MARK J. GIESE, Vice President
                 CANDACE L. LESAK, Vice President
                        Investment Adviser
                      NICHOLAS COMPANY, INC.
                       Milwaukee, Wisconsin
                  414-272-6133 or 800-227-5987
                         Transfer Agent
                U.S. BANCORP FUND SERVICES, LLC
                      Milwaukee, Wisconsin
                 414-276-0535 or 800-544-6547
                          Custodian
                       U.S. BANK N.A.
                      Cincinnati, Ohio
                          Auditors
                      ERNST & YOUNG LLP
                     Milwaukee, Wisconsin
                           Counsel
                 MICHAEL BEST & FRIEDRICH LLP
                    Milwaukee, Wisconsin
-------------------------------------------------------------------------------

        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

700 North Water Street
Milwaukee, Wisconsin  53202
www.nicholasfunds.com
September 30, 2002